Note C - Financial Instruments And Concentrations Of Credit Risk	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Financial Insruments And Concentrations Of Credit Risk [Text Block]
NOTE C — FINANCIAL INSTRUMENTS AND CONCENTRATIONS OF CREDIT RISK

Financial instruments consist of cash, interest and other receivables, notes receivable, accounts payable and accrued liabilities, due to/from related parties and notes payable. The carrying values of these instruments approximate their fair values due to their short-term nature. Marketable securities – related party and investment in real estate loans are further described in Note K – Fair Value.

Financial instruments with concentration of credit and market risk include cash, interest and other receivables, marketable securities - related party, notes receivable, accounts payable and accrued liabilities, due to/from related parties, notes payable, and loans secured by deeds of trust.

We maintain cash deposit accounts and certificates of deposit that, at times, may exceed federally-insured limits. To date, we have not experienced any losses. As of September 30, 2012 and December 31, 2011, we had no funds in excess of the federally-insured limits. Additionally as of September 30, 2012 and December 31, 2011, the assets held for sale included no cash deposits held in excess of federally insured limits.

As of September 30, 2012, 58% and 24% of our loans were in Nevada and California respectively, compared to 36%, 28%, 19%, and 15% in Nevada, Arizona, Texas, and California, at December 31, 2011, respectively. As a result of this geographical concentration of our real estate loans, the downturn in the local real estate markets in these states has had a material adverse effect on us.

At September 30, 2012, the aggregate amount of loans to our three largest borrowers represented approximately 40% of our total investment in real estate loans. These real estate loans consisted of commercial and land loans, secured by properties located in Nevada and California, with a first lien position. Their interest rates are between 8% and 11%, and the aggregate outstanding balance is approximately $12.4 million. As of September 30, 2012, our largest loan, totaling approximately $6.7 million, is secured by property located in California, is a performing loan with an interest rate of 11%, and is a result of troubled debt restructuring. The other two loans, secured by property in Nevada, each have an interest rate of 8% and are considered performing. At December 31, 2011, the aggregate amount of loans to our three largest borrowers represented approximately 53% of our total investment in real estate loans. These real estate loans consisted of commercial and land loans, secured by property located in Arizona, Texas and California, with a first lien position on the California loan and second lien positions on the Arizona and Texas loans. Their interest rates ranged between 8% and 15%, and the aggregate outstanding balance was approximately $30.7 million.

The success of a borrower’s ability to repay its real estate loan obligation in a large lump-sum payment may be dependent upon the borrower’s ability to refinance the obligation or otherwise raise a substantial amount of cash. With the weakened economy, credit continues to be difficult to obtain and as such, many of our borrowers who develop and sell commercial real estate projects have been unable to complete their projects, obtain takeout financing or have been otherwise adversely impacted. In addition, an increase in interest rates over the loan rate applicable at origination of the loan may have an adverse effect on our borrower’s ability to refinance.

Common Guarantors

As of September 30, 2012 and December 31, 2011, two and four loans, respectively, totaling approximately $3.5 and $11.0 million, respectively, had a common guarantor. These loans represented approximately 11.3% and 19.0%, respectively, of our portfolio’s total value as of September 30, 2012 and December 31, 2011. All two and four loans, respectively, were considered performing as of September 30, 2012 and December 31, 2011.

As of September 30, 2012 and December 31 2011, four and nine loans totaling approximately $5.7 million and $6.2 million, respectively, representing approximately 18.4% and 10.7%, respectively, of our portfolio’s total value, had a common guarantor. At September 30, 2012 and December 31, 2011 all loans were considered performing.

As of September 30, 2012 four loans totaling approximately $8.1 million representing approximately 26.2% of our portfolio’s total value had a common guarantor. As of September 30, 2012 all loans were considered performing.

NOTE C — FINANCIAL INSTRUMENTS AND CONCENTRATIONS OF CREDIT RISK

Financial instruments consist of cash, interest and other receivables, notes receivable, accounts payable and accrued liabilities, due to/from related parties and notes payable.  The carrying values of these instruments approximate their fair values due to their short-term nature.  Marketable securities – related party and investment in real estate loans are further described in Note L – Fair Value.

Financial instruments with concentration of credit and market risk include cash, interest and other receivables, marketable securities - related party, notes receivable, accounts payable, accrued liabilities and secured borrowings, due to/from related parties, notes payable, and loans secured by deeds of trust.

We maintain cash deposit accounts and certificates of deposit which, at times, may exceed federally-insured limits.  To date, we have not experienced any losses.  As of December 31, 2011 and 2010, we had approximately $0 and $6.3 million, respectively, in excess of the federally-insured limits.

As of December 31, 2011, 36%, 28% 19% and 15% of our loans were in Nevada, Arizona, Texas and California, respectively, compared to 39%, 24% 21% and 16%, at December 31, 2010, respectively.  As a result of this geographical concentration of our real estate loans, the downturn in the local real estate markets in these states has had a material adverse effect on us.

At December 31, 2011, the aggregate amount of loans to our three largest borrowers represented approximately 53% of our total investment in real estate loans.  These real estate loans consisted of commercial and land loans, located in Arizona, Texas and California, with a first lien position on the California loan and second lien positions on the Arizona and Texas loans.  Their interest rates are between 8% and 15%, and the aggregate outstanding balance is approximately $30.7 million.  As of December31, 2011, our largest loan, totaling $12.6 million, is located in Arizona and has an interest rate of 15%, was considered non-performing and has been fully reserved.  The loan located in Texas, considered non-performing with an interest rate of 8%, is a result of troubled debt restructuring whereby the total interest is being fully deferred and was payable December 31, 2011.  Foreclosure proceedings have begun due to no payment being received.  The loan located in California, a performing loan with an interest rate of 11%, is a result of troubled debt restructuring.  Through March 25, 2011, interest was being paid monthly at 6% and deferred at 5%.  Effective March 25, 2011, the total interest is being fully deferred until February 2012, at which time 6% interest will, once again, be payable monthly and 5% will be deferred and due upon maturity.  See “Troubled Debt Restructuring” in Note D – Investments in Real Estate Loans.  At December 31, 2010, the aggregate amount of loans to our three largest borrowers represented approximately 51% of our total investment in real estate loans.  These real estate loans consisted of commercial and land loans, located in Arizona, Texas and California, with a first lien position on the California loan and second lien positions on the Arizona and Texas loans.  Their interest rates range between 8% and 15%, and the aggregate outstanding balance is approximately $30.7 million.

We have a significant concentration of credit risk with our largest borrowers.  During the year ended December 31, 2011, four of our performing loans totaling approximately $17.9 million, of which our portion was approximately $9.9 million, accounted for approximately 58% of our interest income.  Three of these loans were paid in full as of December 31, 2011.  During the year ended December 31, 2010, two of our performing loans totaling approximately $19.6 million, of which our portion was approximately $9.6 million, accounted for approximately 39% of our interest income.  One of these loans was paid in full as of December 31, 2010.  Any additional defaults in our loan portfolio will have a material adverse effect on us.

The success of a borrower’s ability to repay its real estate loan obligation in a large lump-sum payment may be dependent upon the borrower’s ability to refinance the obligation or otherwise raise a substantial amount of cash.  With the weakened economy, credit continues to be difficult to obtain and as such, many of our borrowers who develop and sell commercial real estate projects have been unable to complete their projects, obtain takeout financing or have been otherwise adversely impacted.  In addition, an increase in interest rates over the loan rate applicable at origination of the loan may have an adverse effect on our borrower’s ability to refinance.

Common Guarantors

As of December 31, 2011 and December 31, 2010, two and four loans, respectively totaling approximately $15.9 million and $19.8 million, respectively, representing approximately 27.3% and 32.8% of our portfolio’s total value, respectively, along with two unsecured notes receivable totaling approximately $3.9 million, had a common guarantor.  As of December 31, 2011 and December 31, 2010, both loans were fully reserved and were considered non-performing.  As of December 31, 2010, the two unsecured notes receivable were fully reserved; however, the guarantor of these notes had stopped making payments, and, as a result, the notes were fully charged off as of December 31, 2011.

As of December 31, 2011 and 2010, four loans totaling approximately $11.0 and $9.9 million, respectively, had a common guarantor.  These loans represented approximately 19.0% and 16.4%, respectively, of our portfolio’s total value as of December 31, 2011 and 2010.  One loan at December 31, 2010 was related to our secured borrowings of approximately $1.3 million including approximately $0.2 million in interest reserves.  As of December 31, 2011 we repurchased the secured borrowings portion of the loan.  Another loan at December 31, 2011 and 2010 is secured by a second deed of trust and had a balance of approximately $0.9 million and $1.0 million, respectively.  All four loans were considered performing as of December 31, 2011 and 2010.

As of December 31 2011 and 2010, nine and three loans totaling approximately $6.2 million and $3.1 million, respectively, representing approximately 10.7% and 5.2%, respectively, of our portfolio’s total value, had a common guarantor.  At December 31, 2011 and 2010, all loans were considered performing.

For additional information regarding the above non-performing loans, see “Non-Performing Loans” in Note D – Investments In Real Estate Loans.